Capital Group Growth ETF
Investment portfolio
February 28, 2023
unaudited
Common stocks 99.20% Information technology 21.66%	Shares	Value (000)
Microsoft Corp.	320,084	$79,835
Broadcom, Inc.	64,986	38,621
ASML Holding NV	36,696	22,667
ASML Holding NV (New York registered) (ADR)	16,346	10,097
Visa, Inc., Class A	81,222	17,864
Apple, Inc.	94,674	13,956
Fiserv, Inc.[1]	112,027	12,893
Mastercard, Inc., Class A	35,909	12,758
Synopsys, Inc.[1]	33,500	12,186
Salesforce, Inc.[1]	69,656	11,397
Motorola Solutions, Inc.	38,980	10,244
NVIDIA Corp.	44,114	10,242
Shopify, Inc., Class A, subordinate voting shares[1]	238,848	9,826
Micron Technology, Inc.	126,352	7,306
ServiceNow, Inc.[1]	16,051	6,937
Amadeus IT Group SA, Class A, non-registered shares[1]	108,386	6,810
Wolfspeed, Inc.[1]	89,325	6,608
Cloudflare, Inc., Class A1	105,288	6,318
Applied Materials, Inc.	49,730	5,776
Genpact, Ltd.	116,252	5,549
Constellation Software, Inc.	2,858	4,914
Ceridian HCM Holding, Inc.[1]	60,638	4,422
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	49,101	4,275
Fidelity National Information Services, Inc.	66,565	4,218
DocuSign, Inc.[1]	67,079	4,115
GoDaddy, Inc., Class A1	48,675	3,685
MongoDB, Inc., Class A1	17,489	3,664
MicroStrategy, Inc., Class A1	12,887	3,380
Toast, Inc., Class A1	177,358	3,356
Trimble, Inc.[1]	64,288	3,347
RingCentral, Inc., Class A1	101,111	3,341
Unity Software, Inc.[1]	108,481	3,302
Concentrix Corp.	23,627	3,233
		357,142
Consumer discretionary 18.33%
Tesla, Inc.[1]	397,587	81,788
D.R. Horton, Inc.	302,833	28,006
Target Corp.	120,043	20,227
Dollar Tree Stores, Inc.[1]	137,854	20,027
Home Depot, Inc.	63,758	18,907
Amazon.com, Inc.[1]	182,692	17,215
LVMH Moët Hennessy-Louis Vuitton SE	18,766	15,661
Chipotle Mexican Grill, Inc.[1]	8,966	13,369
Las Vegas Sands Corp.[1]	227,299	13,063
Hermès International	6,012	10,909
Capital Group Growth ETF — Page 1 of 6

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Airbnb, Inc., Class A1	88,326	$10,889
Royal Caribbean Cruises, Ltd.[1]	121,629	8,592
Aramark	186,825	6,875
DoorDash, Inc., Class A1	122,278	6,684
Dollar General Corp.	29,123	6,299
Burlington Stores, Inc.[1]	29,314	6,280
Norwegian Cruise Line Holdings, Ltd.[1]	335,866	4,977
Darden Restaurants, Inc.	30,132	4,309
Etsy, Inc.[1]	34,310	4,166
NVR, Inc.[1]	757	3,916
		302,159
Health care 15.84%
Regeneron Pharmaceuticals, Inc.[1]	61,341	46,645
UnitedHealth Group, Inc.	82,417	39,226
Intuitive Surgical, Inc.[1]	115,631	26,525
Alnylam Pharmaceuticals, Inc.[1]	118,893	22,762
Thermo Fisher Scientific, Inc.	32,716	17,724
Seagen, Inc.[1]	95,802	17,215
Vertex Pharmaceuticals, Inc.[1]	50,339	14,613
Centene Corp.[1]	206,633	14,134
NovoCure, Ltd.[1]	123,270	9,488
Moderna, Inc.[1]	64,660	8,975
Edwards Lifesciences Corp.[1]	108,074	8,694
Eli Lilly and Company	21,978	6,840
AstraZeneca PLC	41,554	5,438
Horizon Therapeutics PLC[1]	43,821	4,798
Danaher Corp.	18,918	4,683
Novo Nordisk A/S, Class B	31,995	4,529
Molina Healthcare, Inc.[1]	12,673	3,489
Ascendis Pharma A/S (ADR)[1]	27,257	3,028
Guardant Health, Inc.[1]	72,724	2,246
		261,052
Communication services 14.98%
Meta Platforms, Inc., Class A1	503,434	88,071
Netflix, Inc.[1]	192,684	62,069
Alphabet, Inc., Class C1	347,555	31,384
Alphabet, Inc., Class A1	204,195	18,390
Verizon Communications, Inc.	284,263	11,032
Charter Communications, Inc., Class A1	25,975	9,549
Take-Two Interactive Software, Inc.[1]	60,794	6,660
Frontier Communications Parent, Inc.[1]	223,294	6,109
Snap, Inc., Class A, nonvoting shares[1]	568,238	5,768
Comcast Corp., Class A	139,525	5,186
Pinterest, Inc., Class A1	108,509	2,725
		246,943
Industrials 13.04%
Uber Technologies, Inc.[1]	781,351	25,988
TransDigm Group, Inc.	32,114	23,889
Carrier Global Corp.	524,979	23,640
Delta Air Lines, Inc.[1]	508,578	19,499
Jacobs Solutions, Inc.	159,566	19,068
United Rentals, Inc.	33,960	15,911
Capital Group Growth ETF — Page 2 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Caterpillar, Inc.	48,398	$11,594
Waste Connections, Inc.	64,415	8,626
Old Dominion Freight Line, Inc.	25,311	8,587
Robert Half International, Inc.	101,158	8,155
General Electric Co.	95,403	8,082
Ryanair Holdings PLC (ADR)[1]	86,625	8,036
MTU Aero Engines AG	32,591	7,877
Airbus SE, non-registered shares	59,059	7,747
United Airlines Holdings, Inc.[1]	114,014	5,924
Equifax, Inc.	21,997	4,455
Axon Enterprise, Inc.[1]	21,599	4,326
Dun & Bradstreet Holdings, Inc.	291,904	3,506
		214,910
Energy 5.73%
Halliburton Company	688,897	24,959
Canadian Natural Resources, Ltd. (CAD denominated)	405,561	22,919
Schlumberger, Ltd.	148,625	7,908
Permian Resources Corp., Class A	689,543	7,454
Cenovus Energy, Inc.	387,066	7,137
Pioneer Natural Resources Company	27,314	5,474
Tourmaline Oil Corp.	119,489	5,237
EQT Corp.	156,174	5,182
EOG Resources, Inc.	37,589	4,248
ConocoPhillips	38,096	3,937
		94,455
Financials 5.59%
Bank of America Corp.	884,410	30,335
Capital One Financial Corp.	106,904	11,661
First Republic Bank	76,642	9,428
Apollo Asset Management, Inc.	103,827	7,371
KKR & Co., Inc.	126,108	7,106
Western Alliance Bancorporation	88,619	6,579
S&P Global, Inc.	17,816	6,079
MSCI, Inc.	11,242	5,870
Signature Bank	34,167	3,931
Tradeweb Markets, Inc., Class A	52,105	3,694
Lumine Group, Inc., subordinate voting shares[1,2]	8,155	83
		92,137
Materials 2.22%
Wheaton Precious Metals Corp.	277,005	11,537
Grupo México, SAB de CV, Series B	1,791,066	8,036
Linde PLC	21,674	7,551
ATI, Inc.[1]	139,493	5,670
Nutrien, Ltd.	48,813	3,804
		36,598
Consumer staples 1.26%
Costco Wholesale Corp.	18,858	9,131
Altria Group, Inc.	154,790	7,187
Performance Food Group Co.[1]	77,774	4,408
		20,726
Capital Group Growth ETF — Page 3 of 6

unaudited
Common stocks (continued) Utilities 0.55%	Shares	Value (000)
PG&E Corp.[1]	584,700	$9,133
Total common stocks (cost: $1,552,845,000)		1,635,255
Short-term securities 2.37% Money market investments 2.37%
Capital Group Central Cash Fund 4.66%[3,4]	391,011	39,101
Total short-term securities (cost: $39,093,000)		39,101
Total investment securities 101.57% (cost: $1,591,938,000)		1,674,356
Other assets less liabilities (1.57)%		(25,891)
Net assets 100.00%		$1,648,465
Investments in affiliates4

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2023 (000)	Dividend income (000)
Short-term securities 2.37%
Money market investments 2.37%
Capital Group Central Cash Fund 4.66%[3]	$8,056	$109,979	$78,941	$(1)	$8	$39,101	$640
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Rate represents the seven-day yield at February 28, 2023.
[4]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Growth ETF — Page 4 of 6

unaudited
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of February 28, 2023 (dollars in thousands):
Capital Group Growth ETF — Page 5 of 6

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$357,142	$—	$—	$357,142
Consumer discretionary	302,159	—	—	302,159
Health care	261,052	—	—	261,052
Communication services	246,943	—	—	246,943
Industrials	214,910	—	—	214,910
Energy	94,455	—	—	94,455
Financials	92,054	—	83	92,137
Materials	36,598	—	—	36,598
Consumer staples	20,726	—	—	20,726
Utilities	9,133	—	—	9,133
Short-term securities	39,101	—	—	39,101
Total	$1,674,273	$—	$83	$1,674,356
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
ETGEFP3-302-0423O-S89736	Capital Group Growth ETF — Page 6 of 6